Securities - Schedule of Amortized Cost and Fair Value of available-for-Sale Securities by Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Available-for-sale, Amortized Cost
One to five years	$ 3,202
Five to ten year	25,634
Due after ten years	106,534
Totals	135,370	$ 143,506
Available-for-sale, Fair Value
One to five years	3,191
Five to ten year	25,573
Due after ten years	117,549
Total	$ 146,313